Schedule of Debenture Pricing Model For Conversion Options Estimated (Details) - Convertible Debentures [Member]	Dec. 23, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Share price estimated	$ 27
Exercise price estimated	$ 60
Time to maturity estimated	2 years
Risk-free rate estimated	3.03%
Expected volatility estimated	60.18%
Dividend yield estimated
Dilution factor estimated	38.43%